Revenue - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Gold revenue at spot prices	$ 447,030	$ 230,808
By product silver revenue	737	531
Revenue	447,767	231,339
Realized loss on gold hedges	(44,771)	(9,515)
Realized revenue	402,996	221,824
Unrealized loss on gold hedges	(74,553)	(13,606)
Net revenue	$ 328,443	$ 208,218